Share capital (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Share capital	$ 2,496,000,000	$ 2,549,000,000
Equity	$ 5,849,000,000	$ 6,954,000,000	$ 7,223,000,000
Classes of share capital
Disclosure of classes of share capital [line items]
Number of shares issued	78,299,822	79,988,266
Equity	$ 2,496,000,000	$ 2,549,000,000
Ordinary shares | Classes of share capital
Disclosure of classes of share capital [line items]
Number of shares issued	76,018,344	77,706,788
Class B common shares | Classes of share capital
Disclosure of classes of share capital [line items]
Number of shares issued	2,281,478	2,281,478
Equity	$ 0	$ 0